PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Mine Assets	$ 450,000	$ 450,000
Total	$ 450,000	$ 450,000